Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 13)		$ 70,144,756	$ 77,125,513	$ 80,849,900	$ 84,050,900
Provision for trails in process (Note 27)		11,114,006	8,321,816	8,075,031	6,483,078
Provision for environmental costs		11,138,904	9,178,555	9,086,977	$ 11,219,278
Provisions	$ 4,488,919	$ 92,397,666	$ 94,625,884	$ 98,011,908